Contingent liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities

34. Contingent liabilities
At 31 December 2025, contingent liabilities where GSK has a present obligation as a result of a past event, comprising guarantees and other items arising in the normal course of business, amounted to £38 million (2024: £26 million). There are no material amounts of financial assets pledged as collateral for contingent liabilities at 31 December 2025. Provision is made for the outcome of tax, legal and other disputes where it is both probable that the Group will suffer an outflow of funds and it is possible to make a reliable estimate of that outflow. If it is not possible to meaningfully assess whether the outcomes will result in a probable outflow, or to quantify or reliably estimate the liability, if any, no provision is recorded. Descriptions of the significant legal and other disputes to which the Group is a party are set out in Note 46, ‘Legal proceedings’.